FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

MARCH 31, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the “Trust”)

Federated Municipal High Yield Advantage Fund

Class T Shares

Federated Pennsylvania Municipal Income Fund

Class T Shares

(the “Funds”)

1933 Act File No. 33-36729

1940 Act File No. 811-6165

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust, with respect to the Funds, hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated March 30, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 71 on March 29, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary